Financial instruments (Details 30) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial instruments [Line Items]
Financial liabilities	$ 3,088,270	$ 2,516,460
Level 1 of fair value hierarchy [member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Forwards [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Options [Member]
Financial instruments [Line Items]
Financial assets	0
Financial liabilities		0
Level 1 of fair value hierarchy [member] | Hedging Swaps [Member]
Financial instruments [Line Items]
Financial liabilities	0
Level 1 of fair value hierarchy [member] | Inversions Swaps [Member]
Financial instruments [Line Items]
Financial liabilities	0
Level 1 of fair value hierarchy [member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Non-current hedging liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Current Lease Liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Noncurrent Lease Liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 2 of fair value hierarchy [member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	82	199
Level 2 of fair value hierarchy [member] | Forwards [Member]
Financial instruments [Line Items]
Financial liabilities	4,614	2,837
Level 2 of fair value hierarchy [member] | Options [Member]
Financial instruments [Line Items]
Financial assets	780
Financial liabilities		289
Level 2 of fair value hierarchy [member] | Hedging Swaps [Member]
Financial instruments [Line Items]
Financial liabilities	5,695
Level 2 of fair value hierarchy [member] | Inversions Swaps [Member]
Financial instruments [Line Items]
Financial liabilities	21,004
Level 2 of fair value hierarchy [member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	36,781	280,578
Level 2 of fair value hierarchy [member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	71,029	71,033
Level 2 of fair value hierarchy [member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	2,355,943	1,658,506
Level 2 of fair value hierarchy [member] | Non-current hedging liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	13,511	16,477
Level 2 of fair value hierarchy [member] | Current Lease Liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	5,528	7,694
Level 2 of fair value hierarchy [member] | Noncurrent Lease Liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	26,027	33,187
Level 3 of fair value hierarchy [member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Forwards [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Options [Member]
Financial instruments [Line Items]
Financial assets	0
Financial liabilities		0
Level 3 of fair value hierarchy [member] | Hedging Swaps [Member]
Financial instruments [Line Items]
Financial liabilities	0
Level 3 of fair value hierarchy [member] | Inversions Swaps [Member]
Financial instruments [Line Items]
Financial liabilities	0
Level 3 of fair value hierarchy [member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Non-current hedging liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Current Lease Liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Level 3 of fair value hierarchy [member] | Noncurrent Lease Liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair value Informative [Member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	82	199
Fair value Informative [Member] | Forwards [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair value Informative [Member] | Options [Member]
Financial instruments [Line Items]
Financial assets	0
Financial liabilities		0
Fair value Informative [Member] | Hedging Swaps [Member]
Financial instruments [Line Items]
Financial liabilities	0
Fair value Informative [Member] | Inversions Swaps [Member]
Financial instruments [Line Items]
Financial liabilities	0
Fair value Informative [Member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	36,781	280,578
Fair value Informative [Member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	71,029	71,033
Fair value Informative [Member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	2,355,943	1,658,506
Fair value Informative [Member] | Non-current hedging liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair value Informative [Member] | Current Lease Liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	5,528	7,694
Fair value Informative [Member] | Noncurrent Lease Liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	26,027	33,187
Fair Value [Member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair Value [Member] | Forwards [Member]
Financial instruments [Line Items]
Financial liabilities	4,614	2,837
Fair Value [Member] | Options [Member]
Financial instruments [Line Items]
Financial assets	780
Financial liabilities		289
Fair Value [Member] | Hedging Swaps [Member]
Financial instruments [Line Items]
Financial liabilities	5,695
Fair Value [Member] | Inversions Swaps [Member]
Financial instruments [Line Items]
Financial liabilities	21,004
Fair Value [Member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair Value [Member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair Value [Member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair Value [Member] | Non-current hedging liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	13,511	16,477
Fair Value [Member] | Current Lease Liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Fair Value [Member] | Noncurrent Lease Liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Gross carrying amount [member]
Financial instruments [Line Items]
Financial liabilities	2,222,770	2,037,820
Gross carrying amount [member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	82	199
Gross carrying amount [member] | Forwards [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Gross carrying amount [member] | Options [Member]
Financial instruments [Line Items]
Financial assets	0
Financial liabilities		0
Gross carrying amount [member] | Hedging Swaps [Member]
Financial instruments [Line Items]
Financial liabilities	0
Gross carrying amount [member] | Inversions Swaps [Member]
Financial instruments [Line Items]
Financial liabilities	0
Gross carrying amount [member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	36,781	280,578
Gross carrying amount [member] | Bank loans [Member]
Financial instruments [Line Items]
Financial liabilities	69,376	69,138
Gross carrying amount [member] | Unsecured obligations [Member]
Financial instruments [Line Items]
Financial liabilities	1,816,626	1,403,108
Gross carrying amount [member] | Non-current hedging liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	0	0
Gross carrying amount [member] | Current Lease Liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	5,528	7,694
Gross carrying amount [member] | Noncurrent Lease Liabilities [Member]
Financial instruments [Line Items]
Financial liabilities	25,546	30,203
Cash and cash equivalents [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Cash and cash equivalents [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	509,102	588,530
Cash and cash equivalents [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Cash and cash equivalents [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	509,102	588,530
Cash and cash equivalents [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	0	0
Cash and cash equivalents [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	509,102	588,530
Time deposits [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Time deposits [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	345,459	485,689
Time deposits [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Time deposits [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	345,459	485,689
Time deposits [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	0	0
Time deposits [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	345,459	485,689
Derivative instruments [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Financial liabilities		0
Derivative instruments [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Financial liabilities		0
Derivative instruments [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Financial liabilities		0
Derivative instruments [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	0	0
Financial liabilities		0
Derivative instruments [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	0	0
Financial liabilities		0
Derivative instruments [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	0	0
Financial liabilities		0
Forwards [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Forwards [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	2,263	2,420
Forwards [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Forwards [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	0
Forwards [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	2,263	2,420
Forwards [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	0	0
Options [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Options [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	347	111
Options [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Options [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	0	0
Options [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	347	111
Options [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	0	0
Hedging assets [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Hedging assets [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	37,276	3,918
Hedging assets [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Hedging assets [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	0	0
Hedging assets [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	37,276	3,918
Hedging assets [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	0	0
Investment Hedge Swaps [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets		0
Investment Hedge Swaps [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets		17,270
Investment Hedge Swaps [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets		0
Investment Hedge Swaps [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets		0
Investment Hedge Swaps [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets		17,270
Investment Hedge Swaps [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets		0
Non-current accounts receivable [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Non-current accounts receivable [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Non-current accounts receivable [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Non-current accounts receivable [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	11,165	1,710
Non-current accounts receivable [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	0	0
Non-current accounts receivable [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	11,165	1,710
Others [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Others [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	99	94
Others [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Others [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	99	94
Others [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	0	0
Others [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	99	94
Actions [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	14,549	4,785
Actions [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Actions [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial assets	0	0
Actions [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial assets	0	0
Actions [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial assets	14,549	4,785
Actions [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial assets	$ 0	0
Hedging Swaps [Member] | Level 1 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial liabilities		0
Hedging Swaps [Member] | Level 2 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial liabilities		7,183
Hedging Swaps [Member] | Level 3 of fair value hierarchy [member]
Financial instruments [Line Items]
Financial liabilities		0
Hedging Swaps [Member] | Fair value Informative [Member]
Financial instruments [Line Items]
Financial liabilities		0
Hedging Swaps [Member] | Fair Value [Member]
Financial instruments [Line Items]
Financial liabilities		7,183
Hedging Swaps [Member] | Gross carrying amount [member]
Financial instruments [Line Items]
Financial liabilities		$ 0